Risks arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Financial Assets And Financial Liabilities
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	31 December 2023				31 December 2022¹

Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total

Cash and cash equivalents	10 332	-	-	10 332	9 973	-	-	9 973
Trade and other receivables	5 517	-	-	5 517	4 973	-	-	4 973
Investment securities	27	67	151	245	25	97	149	272
Foreign exchange derivatives	-	48	315	363	-	41	186	227
Commodities	-	-	131	131	-	-	101	101
Cross currency interest rate swaps	-	-	52	52	-	-	63	63
Interest rate swaps	-	3	-	3	-	-	-	-
Financial assets	15 876	118	649	16 642	14 971	139	498	15 608
Non-current	473	-	195	668	522	15	193	730
Current	15 403	118	454	15 975	14 450	124	305	14 878
.
Trade and other payables	21 284	741	-	22 026	21 983	762	-	22 746
Non-current interest-bearing loans and borrowings	73 592	571	-	74 163	78 880	-	-	78 880
Current interest-bearing loans and borrowings	3 987	-	-	3 987	1 029	-	-	1 029
Bank overdrafts	17	-	-	17	83	-	-	83
Equity swaps	-	4 718	-	4 718	-	4 763	-	4 763
Foreign exchange derivatives	-	18	414	432	-	20	245	265
Cross currency interest rate swaps	-	-	164	164	-	16	171	187
Commodities	-	-	145	145	-	-	271	271
Interest rate swaps	-	10	-	10	-	3	2	5
Financial liabilities	98 880	6 058	723	105 662	101 975	5 565	689	108 229
Non-current	73 920	876	151	74 947	79 108	473	168	79 749
Current	24 961	5 182	573	30 715	22 867	5 092	521	28 480

1
Amended to conform to 2023 pre
sentati
on.

Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2023					31 December 2022

Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years

Foreign currency
Foreign exchange forwards	13 440	105	300	-	-	11 445	479	-	-	-
Foreign currency futures	245	-	-	-	-	503	-	-	-	-

Interest rate
Interest rate swaps	580	-	-	-	-	1 000	-	-	-	-
Cross currency interest rate swaps	1 217	1 863	510	4 353	717	900	1 923	1 834	2 608	560

Commodities
Aluminum swaps	1 780	-	-	-	-	2 161	4	-	-	-
Other commodity derivatives	913	25	-	-	-	1 160	22	-	-	-

Equity
Equity derivatives	11 189	-	-	-	-	10 800	-	-	-	-

Summary of Foreign Exchange Risk on Operating Activities	The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2023			31 December 2022¹

Million US dollar	Total exposure	Total hedges	Open position	Total exposure	Total hedges	Open position

Euro/Colombian peso	(138)	65	(73)	(66)	41	(25)
Euro/Mexican peso	(99)	95	(4)	(108)	100	(8)
Euro/Pound sterling	(71)	65	(6)	(136)	112	(24)
Euro/South African rand	(99)	86	(13)	(67)	31	(36)
Mexican peso/Euro	(219)	180	(39)	(269)	268	(1)
Mexican peso/US dollar	(100)	71	(29)	(68)	50	(18)
US dollar/Argentinean peso	(437)	-	(437)	(702)	206	(496)
US dollar/Brazilian real	(1 832)	1 833	1	(1 955)	1 789	(166)
US dollar/Canadian dollar	(310)	291	(19)	(310)	249	(61)
US dollar/Chilean peso	(164)	129	(35)	(135)	129	(6)
US dollar/Chinese yuan	(87)	83	(4)	(125)	113	(12)
US dollar/Colombian peso	(546)	542	(4)	(615)	559	(56)
US dollar/Dominican peso	(108)	26	(82)	(121)	-	(121)
US dollar/Euro	(90)	100	10	(134)	111	(23)
US dollar/Mexican peso	(1 229)	1 282	53	(1 442)	1 436	(6)
US dollar/Paraguayan guarani	(157)	152	(5)	(144)	135	(9)
US dollar/Peruvian nuevo sol	(217)	209	(8)	(264)	276	12
US dollar/South African rand	(224)	189	(35)	(196)	121	(75)
US dollar/South Korean won	(146)	135	(11)	(121)	110	(11)
Others	(394)	254	(140)	(305)	240	(65)

1
Amended to conform to 2023 presentation.

Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures	Foreign exchange results recognized on hedged and unhedged exposures are as follows:

Million US dollar	2023	2022	2021
Hedged (economic hedges)	70	297	717
Not hedged	(423)	(660)	(801)
	(353)	(363)	(84)

Summary of Effective Interest Rates at Balance Sheet

31 December 2023 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Euro	4.27%	1 086	4.27%	1 086
US dollar	6.00%	505	6.35%	789
Other	10.47%	299	11.66%	595
		1 889		2 469
Fixed rate
Canadian dollar	4.54%	625	4.37%	2 988
Chinese yuan	2.91%	57	2.49%	2 437
Euro	2.26%	21 233	2.46%	22 072
Pound sterling	5.38%	2 122	8.24%	827
South Korean won	5.49%	49	1.85%	2 209
US dollar	5.02%	50 368	5.20%	43 344
Other	8.85%	1 825	10.00%	1 820
		76 277		75 697

31 December 2022 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Canadian dollar	-	-	4.34%	1 455
Euro	1.68%	1 048	1.68%	1 048
Pound sterling	-	-	3.70%	1 078
South Korean won	-	1	3.08%	311
US dollar	5.05%	430	-	-
Other	13.39%	252	11.17%	666
		1 730		4 557
Fixed rate
Canadian dollar	4.50%	613	4.37%	3 741
Chinese yuan	2.44%	50	2.50%	1 230
Euro	2.27%	20 391	2.31%	21 242
Pound sterling	5.13%	2 208	5.55%	1 607
South Korean won	2.96%	46	0.94%	1 896
US dollar	4.99%	53 478	5.27%	44 547
Other	10.53%	1 476	12.19%	1 172
		78 261		75 434

Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2023	2022	2021
Financial liabilities measured at amortized cost – not hedged	(3 722)	(3 641)	(3 836)
Fair value hedges	(22)	(20)	(6)
Cash flow hedges	28	24	17
Net investment hedges - hedging instruments (interest component)	10	(1)	-
Economic hedges	-	42	141
	(3 705)	(3 597)	(3 684)

Schedule of Commodity Derivatives Outstanding	The most significant commodity exposures are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2023	31 December 2022

Aluminum	1 780	2 165
Energy	249	417
Corn	289	321
Wheat	163	127
Plastic	95	122
Rice	51	100
Sugar	91	95
	2 719	3 348

Summary of Estimated Impact on Changes in the Price of Commodities
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures would have on the equity reserves.

	2023			2022

		Pre-tax impact on equity			Pre-tax impact on equity

Million US dollar	Volatility of prices in %¹	Prices increase	Prices decrease	Volatility of prices in %¹	Prices increase	Prices decrease

Aluminum	19%	337	(337)	31%	665	(665)
Energy	52%	130	(130)	49%	206	(206)
Corn	27%	78	(78)	22%	72	(72)
Wheat	35%	56	(56)	52%	66	(66)
Plastic	15%	14	(14)	32%	25	(25)
Rice	26%	13	(13)	19%	19	(19)
Sugar	29%	26	(26)	22%	21	(21)

1
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2023 and 31 December 2022.

Summary of Carrying Amount of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	31 December 2023			31 December 2022

Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Cash and cash equivalents	10 332	-	10 332	9 973	-	9 973
Trade receivables	4 734	(387)	4 347	3 980	(343)	3 637
Other receivables	1 483	(74)	1 409	1 545	(68)	1 477
Derivatives	549	-	549	391	-	391
Cash deposits for guarantees	164	-	164	189	-	189
Investment in unquoted companies	151	-	151	155	(5)	149
Loans to customers	72	-	72	81	-	81
Investment in debt securities	94	-	94	123	-	123
	17 578	(462)	17 116	16 434	(416)	16 019

Summary of Allowance for Impairment
The allowance for impairment recognized during the period on financial assets was as follows:

	31 December 2023	31 December 2022	31 December 2021
Balance at end of previous year	(416)	(402)	(376)
Impairment losses	(54)	(38)	(37)
Derecognition	26	24	30
Currency translation and other	(18)	1	(19)
Balance at end of period	(462)	(416)	(402)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The following are the nominal contractual maturities of non-derivative financial liabilities including interest payments and derivative liabilities:

	31 December 2023

Million US dollar	Carrying amount¹	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(74 410)	(125 728)	(5 689)	(3 699)	(6 352)	(16 731)	(93 258)
Trade and other payables	(26 719)	(27 020)	(26 026)	(233)	(156)	(240)	(365)
Lease liabilities	(2 829)	(3 228)	(823)	(596)	(472)	(599)	(738)
Secured bank loans	(415)	(426)	(395)	(5)	(5)	(10)	(10)
Unsecured bank loans	(182)	(182)	(182)	-	-	-	-
Unsecured other loans	(314)	(364)	(200)	(109)	(28)	(16)	(11)
Bank overdraft	(17)	(17)	(17)	-	-	-	-
	(104 886)	(156 965)	(33 331)	(4 642)	(7 013)	(17 597)	(94 383)

Derivative financial liabilities
Equity derivatives	(4 718)	(4 718)	(4 718)	-	-	-	-
Foreign exchange derivatives	(432)	(432)	(428)	-	(4)	-	-
Cross currency interest rate swaps	(174)	(174)	(24)	(34)	(13)	(103)	-
Commodity derivatives	(145)	(145)	(145)	-	-	-	-
	(5 469)	(5 469)	(5 316)	(34)	(16)	(103)	-

Of which: related to cash flow hedges	(542)	(542)	(494)	(34)	-	(14)	-

	31 December 2022

Million US dollar	Carrying amount¹	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(76 798)	(133 670)	(3 273)	(5 683)	(3 783)	(15 482)	(105 450)
Trade and other payables	(27 208)	(27 453)	(26 376)	(170)	(349)	(260)	(297)
Lease liabilities	(2 492)	(2 840)	(618)	(566)	(414)	(531)	(712)
Secured bank loans	(393)	(405)	(371)	(5)	(5)	(10)	(14)
Unsecured bank loans	(100)	(100)	(100)	-	-	-	-
Unsecured other loans	(125)	(193)	(34)	(78)	(28)	(31)	(23)
Bank overdraft	(83)	(83)	(83)	-	-	-	-
	(107 199)	(164 745)	(30 856)	(6 501)	(4 579)	(16 313)	(106 496)

Derivative financial liabilities
Equity derivatives	(4 763)	(4 763)	(4 763)	-	-	-	-
Foreign exchange derivatives	(265)	(265)	(265)	-	-	-	-
Cross currency interest rate swaps	(192)	(191)	(9)	(43)	(47)	(62)	(30)
Commodity derivatives	(271)	(251)	(249)	(2)	-	-	-
	(5 492)	(5 471)	(5 287)	(45)	(47)	(62)	(30)

Of which: related to cash flow hedges	(551)	(530)	(469)	-	(43)	(17)	-

1
“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the statement of financial position:

	Assets		Liabilities		Net

	31 December	31 December	31 December	31 December	31 December	31 December

Million US dollar	2023	2022¹	2023	2022¹	2023	2022¹

Foreign currency
Foreign exchange derivatives	363	227	(432)	(265)	(70)	(38)

Interest rate
Interest rate swaps	3	-	(10)	(5)	(7)	(5)
Cross currency interest rate swaps	52	63	(164)	(187)	(112)	(124)

Commodities
Aluminum derivatives	72	52	(57)	(174)	15	(122)
Energy derivatives	30	12	(29)	(28)	1	(16)
Other commodity derivatives	29	36	(58)	(69)	(30)	(32)

Equity
Equity derivatives	-	-	(4 718)	(4 763)	(4 718)	(4 763)
	549	391	(5 469)	(5 492)	(4 920)	(5 101)
Of which:
Non-current	44	60	(151)	(184)	(107)	(124)
Current	505	331	(5 318)	(5 308)	(4 813)	(4 977)
1	Amended to conform to 2023 presentation.

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	31 December 2023		31 December 2022

Million US dollar	Carrying amount²	Fair value	Carrying amount²	Fair value

Fixed rate
US dollar	(49 917)	(52 268)	(52 993)	(52 158)
Euro	(20 379)	(19 796)	(19 655)	(17 926)
Pound sterling	(2 069)	(2 012)	(2 148)	(2 039)
Canadian dollar	(526)	(505)	(515)	(437)
Other	(558)	(554)	(458)	(448)
	(73 449)	(75 135)	(75 769)	(73 008)
2	“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

Analysis of Financial Instruments
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2023 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	51	-
Derivatives in a cash flow hedge relationship	28	381	-
Derivatives in a net investment hedge relationship	-	89	-
	28	530	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	741
Derivatives at fair value through profit and loss	-	4 736	-
Derivatives in a cash flow hedge relationship	18	524	-
Derivatives in a fair value hedge relationship	-	10	-
Derivatives in a net investment hedge relationship	-	181	-
	18	5 451	741

Fair value hierarchy 31 December 2022 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	41	-
Derivatives in a cash flow hedge relationship	36	219	-
Derivatives in a net investment hedge relationship	-	94	-
	36	364	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	762
Derivatives at fair value through profit and loss	-	4 799	-
Derivatives in a cash flow hedge relationship	26	525	-
Derivatives in a fair value hedge relationship	-	4	-
Derivatives in a net investment hedge relationship	-	138	-
	26	5 466	762

Summary of Hedging Reserve and Hedging Instruments
The company’s hedging reserves disclosed in Note 21 C
hanges in equity and earnings per share
relate to the following instruments:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves

As per 1 January 2023	491	(476)	131	145
Change in fair value of hedging instrument recognized in OCI	(237)	(197)	-	(434)
Reclassified to profit or loss / cost of inventory	102	368	-	470
As per 31 December 2023	356	(304)	131	181

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves

As per 1 January 2022	679	(306)	111	481
Change in fair value of hedging instrument recognized in OCI	143	39	-	183
Reclassified to profit or loss / cost of inventory	(331)	(208)	22	(518)
As per 31 December 2022	491	(476)	131	145

Summary of Offsetting Financial Assets and Liabilities
The following financial assets and liabilities are subject
to
offsetting, enforceable
master
netting agreements
and
similar agreements:

	31 December 2023

Million US dollar	Gross amount	Net amount recognized in the statement of financial position¹	Other offsetting agreements²	Total net amount

Derivative assets	549	549	(538)	11
Derivative liabilities	(5 469)	(5 469)	538	(4 931)

	31 December 2022

Million US dollar	Gross amount	Net amount recognized in the statement of financial position¹	Other offsetting agreements²	Total net amount

Derivative assets	391	391	(381)	10
Derivative liabilities	(5 492)	(5 492)	381	(5 111)

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.